Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2019
Variable Interest Entity [Line Items]
Schedule of Variable Interest Entities [Table Text Block]	The carrying amounts and classification of assets and liabilities for variable interest entities in our Consolidated Balance Sheet as of December 31, 2019 and 2018 are as follows:

(dollars in millions)	2019	2018
Current assets	$4,573	$4,732
Noncurrent assets	1,919	1,600
Total assets	$6,492	$6,332
Current liabilities	$4,916	$4,946
Noncurrent liabilities	2,149	1,898
Total liabilities	$7,065	$6,844